UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
      	  Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, November 15, 2007
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Mangers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 47
Form 13F Information Table Value Total(x$1,000):  $146,255
List of Other Included managers:  None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express               COM              025816109     3687    62099 SH       Sole                    59184              2915
Anheuser-Busch                 COM              035229103     3467    69345 SH       Sole                    66365              2980
Avon                           COM              054303102     3044    81110 SH       Sole                    77660              3450
Black & Decker                 COM              091797100     3108    37305 SH       Sole                    35555              1750
Boeing Company                 COM              097023105     4280    40762 SH       Sole                    38807              1955
Burlington North SF            COM              12189T104     2450    30185 SH       Sole                    28870              1315
Chevron                        COM              166764100     4628    49456 SH       Sole                    47106              2350
Cisco Systems                  COM              17275R102     4250   128285 SH       Sole                   123240              5045
Citigroup Inc                  COM              172967101     3609    77325 SH       Sole                    74322              3003
Coca-Cola                      COM              191216100     2182    37975 SH       Sole                    36080              1895
Disney, (Walt) Co              COM              254687106     3394    98705 SH       Sole                    94555              4150
DuPont deNemours               COM              263534109     2410    48635 SH       Sole                    46135              2500
Eastman Chemical               COM              277432100     3012    45140 SH       Sole                    43240              1900
Ebay Inc                       COM              278642103     1403    35960 SH       Sole                    34610              1350
Exxon Mobil Corp               COM              30231G102     5046    54521 SH       Sole                    52141              2380
FedEx Corp                     COM              31428X106     2761    26360 SH       Sole                    25245              1115
Garmin Ltd.                    COM              g37260109     2324    19465 SH       Sole                    18590               875
General Electric               COM              369604103     5270   127294 SH       Sole                   120675              6619
Goodyear Tire                  COM              382550101     3031    99665 SH       Sole                    95595              4070
Home Depot                     COM              437076102     2902    89447 SH       Sole                    85182              4265
Honeywell Inc.                 COM              438516106     4145    69704 SH       Sole                    66154              3550
Int'l Business Mach            COM              459200101     3719    31574 SH       Sole                    30209              1365
Intel Corp                     COM              458140100     3208   124043 SH       Sole                   117608              6435
J.B. Hunt                      COM              445658107      615    23390 SH       Sole                    23390
JP Morgan Chase                COM              46625H100     3570    77915 SH       Sole                    74010              3905
Johnson & Johnson              COM              478160104     3672    55888 SH       Sole                    53168              2720
McDonalds Corp                 COM              580135101     4250    78027 SH       Sole                    74482              3545
Microsoft Corp                 COM              594918104     2560    86902 SH       Sole                    83052              3850
Morgan Stanley                 COM              617446448     2827    44870 SH       Sole                    42845              2025
Nokia ADS                      COM              654902204     4683   123465 SH       Sole                   118525              4940
Novartis AG ADR                COM              66987V109     1710    31110 SH       Sole                    28880              2230
Oracle Systems                 COM              68389X105     3335   154033 SH       Sole                   146533              7500
Pfizer Inc                     COM              717081103     2364    96771 SH       Sole                    92671              4100
Procter & Gamble               COM              742718109     3720    52886 SH       Sole                    50571              2315
Royal Dutch Shl ADR            COM              780259206     2801    34085 SH       Sole                    33505               580
Royal Phil Elec ADR            COM              500472303     4416    98274 SH       Sole                    94084              4190
SAP AG ADR                     COM              803054204     2010    34265 SH       Sole                    33115              1150
Spirit Aerosystems             COM              848574109     2827    72610 SH       Sole                    69590              3020
Stryker Corp                   COM              863667101     2906    42260 SH       Sole                    40210              2050
Time Warner Inc                COM              887317105     2133   116164 SH       Sole                   110354              5810
Toyota Motor                   COM              892331307     2688    23005 SH       Sole                    21915              1090
Tyco International             COM              902124106     1242    28002 SH       Sole                    26675              1327
Tyson Foods Cl A               COM              902494103      612    34267 SH       Sole                    33617               650
Unilever ADR                   COM              904784709     1855    60115 SH       Sole                    57455              2660
United Technologies            COM              913017109     5337    66311 SH       Sole                    63231              3080
Wal-Mart Stores                COM              931142103     4397   100727 SH       Sole                    96132              4595
Zimmer Inc.                    COM              98956p102     2394    29565 SH       Sole                    28200              1365